Risks and Concentration (Tables)	12 Months Ended
Dec. 31, 2019
Risks And Uncertainties [Abstract]
Schedules of Customers with Greater than 10% of Accounts Receivables	The following table summarized customers with greater than 10% of the accounts receivables:
	Year Ended December 31,
	2018	2019
Customer A	14%	24%
Customer B	31%	23%